OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets at fair value through profit or loss	£ 1,371	£ 1,798
Derivative financial instruments	3,857	5,511
Loans and advances to banks	8,363	4,478
Loans and advances to customers	435,627	430,829
Reverse repurchase agreements	39,259	49,708
Debt securities	7,331	4,562
Total financial assets at amortised cost	(491,396)	(490,316)
Financial assets at fair value through other comprehensive income	22,846	27,786
Financial liabilities
Deposits from banks	4,658	3,363
Customer deposits	446,172	449,373
Repurchase agreements at amortised cost	(48,590)	(30,106)
Financial liabilities at fair value through profit or loss	5,159	6,537
Derivative financial instruments	5,891	4,643
Financial assets at fair value through profit or loss
Financial assets
Loans and advances to customers	1,132	1,559
Gross assets and liabilities
Financial assets
Total financial assets at amortised cost	(504,345)	(500,679)
Financial assets at fair value through other comprehensive income	22,846	27,786
Gross assets and liabilities | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	5,159	6,537
Gross assets and liabilities | Deposits from banks
Financial liabilities
Deposits from banks	4,658	3,363
Gross assets and liabilities | Customer deposits
Financial liabilities
Customer deposits	447,096	450,538
Gross assets and liabilities | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(59,025)	(40,043)
Gross assets and liabilities | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	59,981	32,797
Gross assets and liabilities | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,371	1,798
Gross assets and liabilities | Derivative assets £m
Financial assets
Derivative financial instruments	55,541	33,665
Gross assets and liabilities | Loans and advances to banks
Financial assets
Loans and advances to banks	8,363	4,478
Gross assets and liabilities | Loans and advances to customers
Financial assets
Loans and advances to customers	438,957	431,994
Gross assets and liabilities | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements	49,694	59,645
Gross assets and liabilities | Debt securities
Financial assets
Debt securities	7,331	4,562
Amount offset in the Balance Sheet
Financial assets
Total financial assets at amortised cost	(13,765)	(11,102)
Financial assets at fair value through other comprehensive income	0	0
Amount offset in the Balance Sheet | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Amount offset in the Balance Sheet | Deposits from banks
Financial liabilities
Deposits from banks	0	0
Amount offset in the Balance Sheet | Customer deposits
Financial liabilities
Customer deposits	924	1,165
Amount offset in the Balance Sheet | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(10,435)	(9,937)
Amount offset in the Balance Sheet | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	54,090	28,154
Amount offset in the Balance Sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Amount offset in the Balance Sheet | Derivative assets £m
Financial assets
Derivative financial instruments	51,684	28,154
Amount offset in the Balance Sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Amount offset in the Balance Sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	3,330	1,165
Amount offset in the Balance Sheet | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements	10,435	9,937
Amount offset in the Balance Sheet | Debt securities
Financial assets
Debt securities	0	0
Net amount recognised in the balance sheet
Financial assets
Total financial assets at amortised cost	(490,580)	(489,577)
Financial assets at fair value through other comprehensive income	22,846	27,786
Net amount recognised in the balance sheet | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	5,159	6,537
Net amount recognised in the balance sheet | Deposits from banks
Financial liabilities
Deposits from banks	4,658	3,363
Net amount recognised in the balance sheet | Customer deposits
Financial liabilities
Customer deposits	446,172	449,373
Net amount recognised in the balance sheet | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(48,590)	(30,106)
Net amount recognised in the balance sheet | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	5,891	4,643
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,371	1,798
Net amount recognised in the balance sheet | Derivative assets £m
Financial assets
Derivative financial instruments	3,857	5,511
Net amount recognised in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	8,363	4,478
Net amount recognised in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	435,627	430,829
Net amount recognised in the balance sheet | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements	39,259	49,708
Net amount recognised in the balance sheet | Debt securities
Financial assets
Debt securities	7,331	4,562
Cash collateral received/ pledged £m
Financial assets
Total financial assets at amortised cost	(1,455)	(452)
Financial assets at fair value through other comprehensive income	0	0
Cash collateral received/ pledged £m | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Cash collateral received/ pledged £m | Deposits from banks
Financial liabilities
Deposits from banks	626	1,404
Cash collateral received/ pledged £m | Customer deposits
Financial liabilities
Customer deposits	141	217
Cash collateral received/ pledged £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	0	0
Cash collateral received/ pledged £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	1,455	452
Cash collateral received/ pledged £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Cash collateral received/ pledged £m | Derivative assets £m
Financial assets
Derivative financial instruments	767	1,621
Cash collateral received/ pledged £m | Loans and advances to banks
Financial assets
Loans and advances to banks	1,147	350
Cash collateral received/ pledged £m | Loans and advances to customers
Financial assets
Loans and advances to customers	308	102
Cash collateral received/ pledged £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements	0	0
Cash collateral received/ pledged £m | Debt securities
Financial assets
Debt securities	0	0
Non-cash collateral received/ pledged £m
Financial assets
Total financial assets at amortised cost	(41,430)	(51,481)
Financial assets at fair value through other comprehensive income	6,393	4,981
Non-cash collateral received/ pledged £m | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Non-cash collateral received/ pledged £m | Deposits from banks
Financial liabilities
Deposits from banks	0	0
Non-cash collateral received/ pledged £m | Customer deposits
Financial liabilities
Customer deposits	2,171	1,506
Non-cash collateral received/ pledged £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(48,590)	(30,106)
Non-cash collateral received/ pledged £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	3,988	4,191
Non-cash collateral received/ pledged £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	35
Non-cash collateral received/ pledged £m | Derivative assets £m
Financial assets
Derivative financial instruments	2,983	2,733
Non-cash collateral received/ pledged £m | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Non-cash collateral received/ pledged £m | Loans and advances to customers
Financial assets
Loans and advances to customers	2,171	1,506
Non-cash collateral received/ pledged £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements	39,259	49,708
Non-cash collateral received/ pledged £m | Debt securities
Financial assets
Debt securities	0	267
Potential net amounts if offset of related amounts permitted £m
Financial assets
Total financial assets at amortised cost	(447,695)	(437,644)
Financial assets at fair value through other comprehensive income	16,453	22,805
Potential net amounts if offset of related amounts permitted £m | Financial liabilities at fair value through profit or loss, category
Financial liabilities
Financial liabilities at fair value through profit or loss	5,159	6,537
Potential net amounts if offset of related amounts permitted £m | Deposits from banks
Financial liabilities
Deposits from banks	4,032	1,959
Potential net amounts if offset of related amounts permitted £m | Customer deposits
Financial liabilities
Customer deposits	443,860	447,650
Potential net amounts if offset of related amounts permitted £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	0	0
Potential net amounts if offset of related amounts permitted £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	448	0
Potential net amounts if offset of related amounts permitted £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,371	1,763
Potential net amounts if offset of related amounts permitted £m | Derivative assets £m
Financial assets
Derivative financial instruments	107	1,157
Potential net amounts if offset of related amounts permitted £m | Loans and advances to banks
Financial assets
Loans and advances to banks	7,216	4,128
Potential net amounts if offset of related amounts permitted £m | Loans and advances to customers
Financial assets
Loans and advances to customers	433,148	429,221
Potential net amounts if offset of related amounts permitted £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements	0	0
Potential net amounts if offset of related amounts permitted £m | Debt securities
Financial assets
Debt securities	£ 7,331	£ 4,295